Income Tax and Deferred Taxes - Components of Income Tax Expense Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Income tax benefit (expense)	$ (663,161)	$ (559,077)	$ (676,112)
Tax benefit from tax losses, tax credits or temporary differences not previously recognized for the current period (current tax credits and/or benefits)	11,381	8,956	7,426
Adjustments to current tax from the previous period	7,081	4,250	23,419
Benefit / (expense) for current income tax due to changes in tax rates or the introduction of new taxes	(1,913)
Current tax (expenses) / benefit (related to cash flow hedges)	6,440	18	845
Current tax expense, net	(640,172)	(545,853)	(644,422)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	(48,477)	(20,707)	415,513
Benefit / (expense) from deferred taxes due to changes in tax rates or the introduction of new taxes	(117,643)		(7,437)
Total deferred tax benefit / (expense)	(166,120)	(20,707)	408,076
Income tax benefit (expense), continuing operations	$ (806,292)	$ (566,560)	$ (236,346)